Average Annual Total Returns - VIPFundsManagerFunds-ServiceService2ComboPRO - VIPFundsManagerFunds-ServiceService2ComboPRO - VIP FundsManager 50% Portfolio	Apr. 29, 2023
VIP FundsManager 50% Portfolio - Service Class | Return Before Taxes
Average Annual Return:
Past 1 year	(13.91%)
Past 5 years	3.82%
Past 10 years	5.69%
VIP FundsManager 50% Portfolio - Service Class 2 | Return Before Taxes
Average Annual Return:
Past 1 year	(14.04%)
Past 5 years	3.68%
Past 10 years	5.53%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
F0901
Average Annual Return:
Past 1 year	(14.04%)
Past 5 years	3.74%
Past 10 years	5.61%